Segment Information	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Segment Information

37.	Segment Information

a)	General information

After April 1, 2023, the Group disposed of two PRC subsidiaries, YMA DG and Forwell. As a result, the Group operates as a single reporting segment, primarily engaged in bicycle, racket, and other businesses.

b)	Information about segment profit or loss

At December 31, 2024, the information on segment profit or loss, assets, and liabilities is consistent with the information in the consolidated financial statements; please refer to the consolidated balance sheets and consolidated statements of comprehensive income.

Revenue of the group in bicycle, racket, and other businesses at December 31, 2024 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2024
Revenue
External customers	$14,400,846	$1,684,837	$1,478,302	$17,563,985

The segment information provided to the chief operating decision-maker for the reportable segments at December 31, 2023 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2023
Revenue
External customers	$15,219,005	$7,042,493	$1,516,454	$23,777,952

c)	Information on products

Revenue of the group in bicycle, racket, and other businesses at December 31, 2024 and 2023 is as follows:

	Bicycle frame	Racket	Others	Total
December 31, 2024
Revenue	$13,457,469	$1,684,837	$2,421,679	$17,563,985

	Bicycle frame	Racket	Others	Total
December 31, 2023
Revenue	$15,219,005	$7,042,493	$1,516,454	$23,777,952

d)	Geographical information

The Group’s revenue from external customers by location of operations and information about its non-current assets by location of assets are as follows:

	Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Non-current assets	Revenue	Non-current assets
Taiwan	$87,641	$813,261	$114,961	$1,008,887
China	-	-	-	-
Others	17,476,344	332,966	23,662,991	2,326,498
	$17,563,985	$1,146,227	$23,777,952	$3,335,385

Non-current assets do not include Non-current financial assets at fair value through other comprehensive income, Non-current financial assets at amortized cost, and Deferred tax assets, net.

e)	Major customer information

Major customer representing at least 10% of net revenue of the Group for the years ended December 31, 2024 and 2023 is as follows:

	Year ended December 31, 2024		Year ended December 31, 2023
	Revenue	Segment	Revenue	Segment
A	$10,171,716	Bicycle frame	$9,654,223	Bicycle frame
B	(i)	-	3,481,345	Racket
C	1,162,764	Bicycle frame	2,401,287	Bicycle frame
D	1,078,452	Bicycle frame	(i)-	-
	$12,412,932		$15,536,855

(i)	Income does not reach 10% of net revenue of the Group, not applicable to disclosure standards.